Trade payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade payables
Schedule of trade payables

	As at December 31
(in EUR 000)	2022	2021
Payables	1,873	2,394
Invoices to be received	3,112	1,601
Total Trade payables	4,985	3,995